Expense Example {- Franklin LifeSmart™ 2025 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2025 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	825
5 years	1,049
10 years	1,692
Class C
Expense Example:
1 year	248
3 years	524
5 years	925
10 years	2,048
Class R
Expense Example:
1 year	97
3 years	369
5 years	662
10 years	1,495
Class R6
Expense Example:
1 year	41
3 years	181
5 years	333
10 years	776
Advisor Class
Expense Example:
1 year	46
3 years	212
5 years	392
10 years	$ 913